Post-retirement pension and other defined benefit schemes - Additional sensitivities in the UK and Sweden plans (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (329)	$ (378)
Effect of decrease in actuarial assumption on defined benefit pension obligation	365	431
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation	267	305
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (246)	$ (288)
UK and Sweden defined benefit plans | Discount rate and inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase or decrease in actuarial assumptions		1.00%
UK defined benefit pension | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation		$ (525)
Effect of decrease in actuarial assumption on defined benefit pension obligation		634
UK defined benefit pension | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation		384
Effect of decrease in actuarial assumption on defined benefit pension obligation		(363)
Sweden defined benefit pension | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation		(210)
Effect of decrease in actuarial assumption on defined benefit pension obligation		254
Sweden defined benefit pension | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect of increase in actuarial assumption on defined benefit pension obligation		240
Effect of decrease in actuarial assumption on defined benefit pension obligation		$ (201)